Shareholders' Equity (Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	€ (20,151)	€ (34,239)
Foreign currency translation effect on translation of foreign operations	(6,994)	13,357
Increase in fair value of derivative instruments, net of tax	0	(13)	136
Actuarial loss	(1,797)	744
Total change in accumulated other comprehensive loss	(8,791)	14,088
Ending Balance	(28,942)	(20,151)	(34,239)
Foreign Currency Translation Effects [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	(20,330)	(33,687)
Foreign currency translation effect on translation of foreign operations	(6,994)	13,357
Increase in fair value of derivative instruments, net of tax		0
Actuarial loss	0	0
Total change in accumulated other comprehensive loss	(6,994)	13,357
Ending Balance	(27,324)	(20,330)
Unrealized Gains (Losses) On Derivative Instruments, Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	0	13
Foreign currency translation effect on translation of foreign operations	0	0
Increase in fair value of derivative instruments, net of tax		(13)
Actuarial loss	0	0
Total change in accumulated other comprehensive loss	0	(13)
Ending Balance	0	0
Unrecognized Pension Obligations Net Of Tax [Member]
Changes In The Amount Of Accumulated Other Comprehensive Loss [Roll Forward]
Beginning Balance	179	(565)
Foreign currency translation effect on translation of foreign operations	0	0
Increase in fair value of derivative instruments, net of tax		0
Actuarial loss	(1,797)	744
Total change in accumulated other comprehensive loss	(1,797)	744
Ending Balance	€ (1,618)	€ 179